SCHEDULE OF GEOGRAPHICAL INFORMATION OF SEGMENTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 HKD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 43,749	$ 341,241	$ 391,035	$ 388,852
Non-current assets	68,309		669,779	728,559	$ 532,811
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	40,525	316,091	366,755	360,346
Non-current assets	67,229		665,988	718,442	524,388
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	2,975	23,204	23,220	23,984
Non-current assets	1,080		3,791	10,117	$ 8,423
Other Geographical [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 249	$ 1,946	$ 1,060	$ 4,522